Share Incentive Plans (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share based compensation arrangement by share based payment award
Number of installments for vesting of stock option	three equal installments
Expiry period	ten years from the date of grant
Share Incentive Plans (Textuals) [Abstract]
Maximum aggregate number of awards under Share Incentive Plan	12,980,741
Shares available for future issuance	12,473,580
Total compensation expense not yet vested	$ 22.8
Weighted average term for recognition of compensation expense not yet recognized (years)	1.67
Weighted average grant date fair value for Options	$ 8.36	$ 6.18	$ 3.38
Intrinsic value of options exercised	74.8	39.6	2.8
Fair value of restricted shares vested	14.0	9.1	8.0
Aggregate intrinsic value of options vested and expected to vest	173.2
Aggregate intrinsic value of options exercisable	121.3
Weighted average remaining contractual life in years of options exercisable	4.5
Market value of shares	$ 57.03
Options Exercisable		6,786,651	7,974,815
Weighted Average Exercise Price of Options Exercisable		$ 34.89	$ 33.55
Employee Stock Option [Member]
Share based compensation arrangement by share based payment award
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	three-year
Long Term Investment Plan Units [Member]
Share based compensation arrangement by share based payment award
Expiry period	ten years
Restriction period of shares	three years from the award date
Share Incentive Plans (Textuals) [Abstract]
Fair value of restricted shares vested	$ 5.5
Restricted shares [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	three years from the award date
Restriction period of restricted shares	three-year period of restriction
Trustees [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	one-year
Stock Option [Member]
Share Incentive Plans (Textuals) [Abstract]
Weighted average grant date fair value for Options	$ 8.18